SUPPLEMENT DATED SEPTEMBER 16, 2004 TO THE
                   FIRST INVESTORS LIFE SERIES FUND PROSPECTUS

                                    BLUE CHIP FUND
                                    CASH MANAGEMENT FUND
                                    DISCOVERY FUND
                                    FOCUSED EQUITY FUND
                                    GOVERNMENT FUND
                                    GROWTH FUND
                                    HIGH YIELD FUND
                                    INTERNATIONAL SECURITIES FUND
                                    INVESTMENT GRADE FUND
                                    TARGET MATURITY 2007 FUND
                                    TARGET MATURITY 2010 FUND
                                    TARGET MATURITY 2015 FUND
                                    VALUE FUND


                                DATED MAY 1, 2004

The fourth paragraph under the heading "FUND MANAGEMENT" on page 70, is deleted in its entirety and replaced with the following:

         Edwin D. Miska, Director of Equities, serves as Portfolio Manager of the Discovery Fund. He also serves as Portfolio Manager of the First Investors Growth & Income Fund and First Investors Special Situations Fund and as Co-Portfolio Manager of the First Investors Mid-Cap Opportunity Fund. Prior to joining FIMCO in 2002, Mr. Miska was a Senior Portfolio Manager and Managing Director of Evergreen Investment Management Corp.